RIGHT OF USE ASSETS (Details Narrative)	12 Months Ended
Jun. 30, 2024 CAD ($)
Forgiveness of lease liability	$ 1,598,497
Impairment of right of use assets	1,416,691
Gain on extinguishment	181,806
Lease deposits	129,680
Net gain on termination of lease	$ 52,126